Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
October 31, 2021
IRE-NPRT1-1221
1.809077.118
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 5.9%
Arena (REIT) unit	3,721,878	12,599,022
Charter Hall Group unit	709,597	9,250,656
Home Consortium Ltd.	1,088,079	6,515,319
Ingenia Communities Group unit	2,703,741	13,240,618
National Storage REIT unit	6,459,691	11,613,733
NEXTDC Ltd. (a)	840,603	7,423,714
TOTAL AUSTRALIA		60,643,062
Bailiwick of Guernsey - 1.7%
Sirius Real Estate Ltd.	9,576,072	17,718,411

Belgium - 3.3%
Home Invest Belgium SA	52,253	7,127,727
Inclusio SA	252,300	5,774,844
Montea SICAFI SCA	45,189	6,707,421
VGP NV	10,556	2,733,413
Warehouses de Pauw	249,535	11,365,421
TOTAL BELGIUM		33,708,826
Bermuda - 2.2%
AutoStore Holdings Ltd.	575,000	2,266,199
Great Eagle Holdings Ltd.	4,275,097	11,785,982
Tai Cheung Holdings Ltd.	7,345,000	4,606,850
Wing Tai Properties Ltd.	7,230,000	3,949,296
TOTAL BERMUDA		22,608,327
Cayman Islands - 5.7%
CK Asset Holdings Ltd.	9,534,000	58,879,084

France - 2.8%
ARGAN SA	146,664	18,412,433
Covivio	117,772	10,183,604
TOTAL FRANCE		28,596,037
Germany - 8.2%
LEG Immobilien AG	207,526	30,863,142
Vonovia SE (b)	885,674	53,710,602
TOTAL GERMANY		84,573,744
Hong Kong - 1.2%
Magnificent Hotel Investment Ltd. (a)	170,159,000	2,536,912
Sino Land Ltd.	7,668,945	10,073,468
TOTAL HONG KONG		12,610,380
Ireland - 3.5%
Irish Residential Properties REIT PLC	15,370,700	28,962,703
Yew Grove REIT PLC (c)	6,354,300	7,272,115
TOTAL IRELAND		36,234,818
Italy - 1.4%
COIMA RES SpA (d)	1,173,404	9,386,669
Infrastrutture Wireless Italiane SpA (d)	470,900	5,201,908
TOTAL ITALY		14,588,577
Japan - 22.0%
Advance Residence Investment Corp.	13,112	43,095,299
Daiwa Securities Living Invest	15,414	15,571,485
Goldcrest Co. Ltd.	520,600	7,459,148
Health Care & Medical Investment Corp.	11,627	15,988,051
Hulic Co. Ltd.	981,500	9,437,613
Ichigo, Inc.	2,461,200	7,367,768
JTOWER, Inc. (a)	202,800	19,267,297
Katitas Co. Ltd.	165,700	6,050,331
Kenedix Residential Investment Corp.	5,400	10,384,273
Kyoritsu Maintenance Co. Ltd.	150,100	5,624,456
LaSalle Logiport REIT	4,612	7,695,183
Mitsubishi Estate Co. Ltd.	3,135,900	47,656,244
Mitsui Fudosan Co. Ltd.	900	20,577
Nomura Real Estate Holdings, Inc.	923,200	22,507,054
SRE Holdings Corp. (a)	75,600	5,251,976
Takara Leben Co. Ltd.	936,800	2,552,895
TOTAL JAPAN		225,929,650
Luxembourg - 0.4%
Shurgard Self Storage Europe SARL	68,440	4,193,182

Mexico - 0.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,893,862	3,296,873

New Zealand - 2.2%
Arvida Group Ltd.	8,140,283	11,666,654
Arvida Group Ltd. rights 11/8/21 (a)	1,239,008	133,181
Auckland International Airport Ltd. (a)	875,397	5,012,203
Stride Property Group unit	3,511,536	5,988,953
TOTAL NEW ZEALAND		22,800,991
Singapore - 7.3%
Keppel DC (REIT)	11,100,600	19,674,033
Parkway Life REIT	3,431,900	11,859,588
Singapore Land Group Ltd.	8,779,700	17,644,039
Wing Tai Holdings Ltd.	18,192,081	26,171,774
TOTAL SINGAPORE		75,349,434
Spain - 3.2%
Aena SME SA (a)(d)	45,600	7,489,186
Arima Real Estate SOCIMI SA (a)	1,320,291	13,736,308
Cellnex Telecom SA (d)	189,010	11,619,594
Melia Hotels International SA (a)	3	22
TOTAL SPAIN		32,845,110
Sweden - 7.5%
Amasten Fastighets AB (a)	8,735,613	10,883,915
Catena AB	114,600	6,979,017
Fastighets AB Balder (a)	210,400	15,243,465
Heba Fastighets AB (B Shares)	695,700	11,389,779
Hemnet Group AB (a)	223,800	4,478,345
John Mattson Fastighetsforetag (a)	637,900	13,072,939
K2A Knaust & Andersson Fastigheter AB	312,500	2,561,714
Nibe Industrier AB (B Shares)	191,700	2,853,848
Wihlborgs Fastigheter AB	390,230	9,233,202
TOTAL SWEDEN		76,696,224
Switzerland - 2.4%
Flughafen Zuerich AG (a)	40,710	7,336,337
PSP Swiss Property AG	140,924	17,607,804
TOTAL SWITZERLAND		24,944,141
United Kingdom - 12.5%
Big Yellow Group PLC	600,100	12,146,537
British Land Co. PLC	1,684,700	11,396,562
Deliveroo PLC Class A (a)(b)(d)	521,600	1,929,498
Derwent London PLC	187,400	8,673,689
Grainger Trust PLC	7,710,346	32,584,557
Harworth Group PLC	3,636,000	8,434,401
Londonmetric Properity PLC	3,458,467	12,372,284
Rightmove PLC	619,800	5,864,643
Safestore Holdings PLC	611,204	10,054,288
Shaftesbury PLC	1,389,368	11,874,365
Urban Logistics REIT PLC	5,269,165	12,907,897
TOTAL UNITED KINGDOM		128,238,721
United States of America - 2.0%
Airbnb, Inc. Class A	38,400	6,553,344
CoStar Group, Inc. (a)	89,900	7,735,895
Prologis (REIT), Inc.	42,700	6,189,792
TOTAL UNITED STATES OF AMERICA		20,479,031
TOTAL COMMON STOCKS (Cost $835,813,755)		984,934,623

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	44,201,049	44,209,889
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	3,748,165	3,748,540
TOTAL MONEY MARKET FUNDS (Cost $47,958,318)		47,958,429

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $883,772,073)	1,032,893,052
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,933,369)
NET ASSETS - 100.0%	1,028,959,683

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,626,855 or 3.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	41,832,755	75,294,989	72,917,855	6,215	-	-	44,209,889	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	6,923,265	13,700,668	16,875,393	14,753	-	-	3,748,540	0.0%
Total	48,756,020	88,995,657	89,793,248	20,968	-	-	47,958,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Yew Grove REIT PLC	7,311,655	-	-	(21,269)	-	(39,540)	7,272,115
Total	7,311,655	-	-	(21,269)	-	(39,540)	7,272,115

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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